Investment In Navios Europe I and Navios Europe II (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 18, 2015 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013
Proceeds from long-term debt	$ 79,819	$ 56,000	$ 434,500
Debt Instrument Unamortized Discount	2,464	3,459
Long- term debt	598,078
Investment in affiliates	1,315	521
Portion of the carrying balance of related party loan	1,521	750
Investment income	$ 222	243	$ 50
Navios Europe I
Ownership percentage	5.00%					5.00%
Number of vessels acquired					10
Navios Europe II
Ownership percentage	5.00%			5.00%
Number of vessels acquired	14
Cash purchase price	$ 145,550
Junior Loan I | Navios Europe I
Debt instrument face amount					$ 173,367
Debt instrument fair value	68,535
Junior Loan II | Navios Europe II
Debt instrument face amount	182,150
Debt instrument fair value	23,568
Navios Holdings | Navios Europe I
Ownership percentage						47.50%
Navios Holdings | Navios Europe II
Ownership percentage				47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity					24,100
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolvings Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity				$ 38,500
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans | Navios Europe I
Long- term debt	10,000				$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt	14,000
Navios Acquisitions | Navios Europe I
Ownership percentage						47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage				47.50%
Navios Europe I
Estimated maximum potential loss	1,315
Investment in affiliates	566
Navios Europe I | Navios Revolving Loans I
Portion of the carrying balance of related party loan	749
Navios Europe I | Navios Term Loans
Investment in affiliates	500
Navios Europe II
Estimated maximum potential loss	1,521
Investment in affiliates	750
Navios Europe II | Senior Loans II
Proceeds from long-term debt	131,550
Debt Instrument Unamortized Discount	3,375
Navios Europe II | Navios Revolvings Loans II
Portion of the carrying balance of related party loan	771
Navios Europe II | Navios Term Loans II
Investment in affiliates	700
Within caption "Other Income" | Navios Europe I
Investment income	45	$ 21
Within caption "Other Income" | Navios Europe II
Investment income	$ 49